Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 13, 2023	Aug. 31, 2022	May 31, 2021	Sep. 30, 2021	Jul. 31, 2021	Nov. 30, 2020	Feb. 28, 2023	May 31, 2022	May 31, 2021	Mar. 31, 2023	Nov. 30, 2022
Related Party Transaction [Line Items]
Number of shares to be sold	400,000	4,600,000					500,000	7,900,000
Warrants to purchase common shares, shares		5,500,000								71,100,000
Exercise price of share										$ 0.50
Number Of Warrants In fixed Combination Issue Of Securities								0.3
Minimum
Related Party Transaction [Line Items]
Exercise price of share			$ 0.45				$ 0.45	$ 0.45	$ 0.45
Maximum
Related Party Transaction [Line Items]
Exercise price of share		$ 0.255	$ 1.00				$ 0.75	$ 1.35	$ 1.00
Private Warrant Exchange [Member]
Related Party Transaction [Line Items]
Number of shares to be sold			36,200,000						35,800,000
Warrants to purchase common shares, shares								7,900,000
Exercise price of share											$ 1.00
Private Warrant Exchange [Member] | Minimum
Related Party Transaction [Line Items]
Exercise price of share			$ 0.21						$ 0.21
Private Warrant Exchange [Member] | Maximum
Related Party Transaction [Line Items]
Exercise price of share			$ 0.90						$ 0.90
Private Warrant Exchange, Non-Inducement Shares [Member]
Related Party Transaction [Line Items]
Number of shares to be sold			400,000
Jordan G. Naydenov | Private Warrant Exchange [Member]
Related Party Transaction [Line Items]
Warrants to purchase common shares, shares				1,300,000
Proceeds from issuance of common shares				$ 0.7
Jordan G. Naydenov | Private Warrant Exchange, Inducement Shares [Member]
Related Party Transaction [Line Items]
Warrants to purchase common shares, shares				600,000
Jordan G. Naydenov | Private Warrant Exchange, Non-Inducement Shares [Member]
Related Party Transaction [Line Items]
Warrants to purchase common shares, shares				600,000
Christopher Recknor [Member]
Related Party Transaction [Line Items]
Number of shares to be sold						700,000
Stock price, in dollars per share						$ 1.50
Proceeds from issuance of common shares						$ 1.0
Cyrus Arman | Private Warrant Exchange [Member]
Related Party Transaction [Line Items]
Number of shares to be sold	400,000
Number of shares per unit	1
Warrants to purchase common shares, shares	1
Number of shares per warrant	1
Exercise price of share	$ 0.50
Proceeds from issuance of common shares	$ 0.1
Immediate Family Member of Management or Principal Owner [Member]
Related Party Transaction [Line Items]
Related party transactions, amount					$ 0.1			$ 1.7	$ 0.9
Accounts Payable, Related Parties								$ 0.3